Earnings (Loss) Per Share (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2019 CNY (¥) shares	Jun. 30, 2019 $ / shares	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2018 $ / shares
Numerator
Net income (loss) | ¥		¥ (32,903)	¥ 53,531		¥ 64,596
Less: Net loss attributable to the non-controlling interests | ¥		(648)	(1,508)		(979)
Net income (loss) attributable to the Group’s shareholders | ¥		¥ (32,903)	¥ 53,531		¥ 64,596
Denominator:
Weighted average number of ordinary shares outstanding | shares	90,472,014	90,472,014	84,997,628		80,000,000
Basic & diluted net income (loss) per ordinary share | $ / shares	$ (0.364)			$ 0.630		$ 0.807
US$ [Member]
Numerator
Net income (loss) | $	$ (4,749)
Less: Net loss attributable to the non-controlling interests | $	(92)
Net income (loss) attributable to the Group’s shareholders | $	$ (4,657)
Denominator:
Weighted average number of ordinary shares outstanding | shares	90,472,014	90,472,014
Basic & diluted net income (loss) per ordinary share | $ / shares	$ (0.051)